Transition to IFRS 9 - Summary of Pre-transition IAS 39 and Corresponding IFRS 9 classification and measurement categories, and reconciles Carrying Amounts for Loans, Securities and Other Financial Assets (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017	Oct. 31, 2016
Disclosure of financial assets to which overlay approach is applied [line items]
Securities	$ 180,935		$ 163,198
Consumer instalment and other	63,225		61,944
Credit cards	8,329		8,071
Business and government	194,456		175,067
Total Loans	385,630		360,340
Allowance for credit losses	(1,639)		(1,833)
Net amount of loans	383,991		358,507
Remaining financial assets	73,624		73,739
Total after-tax Accumulated Other Comprehensive Income	2,302		3,066
Total after-tax Retained Earnings	25,856		23,709
Total after-tax Shareholders' Equity	45,727		$ 44,354	$ 42,328
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government	$ 1,450
IAS 39 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		$ 163,198
Total Loans		360,340
Allowance for credit losses		(1,833)
Net amount of loans		358,507
Remaining financial assets		127,706
Allowance for credit losses on off-balancesheet exposures		163
Total after-tax Accumulated Other Comprehensive Income		3,066
Total after-tax Retained Earnings		23,709
Total after-tax Shareholders' Equity		44,354
IAS 39 [member] | Trading securities [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		99,069
IAS 39 [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		54,075
IAS 39 [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		9,094
IAS 39 [member] | Other measurement category [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		960
IAS 39 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Residential mortgages		115,258
Consumer instalment and other		61,944
Credit cards		8,071
Business and government		175,067
IFRS9 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		163,196
Total Loans		360,340
Allowance for credit losses		(1,679)
Net amount of loans		358,661
Remaining financial assets		127,700
Allowance for credit losses on off-balancesheet exposures		239
Total after-tax Accumulated Other Comprehensive Income		3,011
Total after-tax Retained Earnings		23,808
Total after-tax Shareholders' Equity		44,398
IFRS9 [member] | Trading securities [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		90,535
IFRS9 [member] | Fair value through profit or loss category one [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		8,534
IFRS9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		51,909
IFRS9 [member] | Fair value through profit or loss category two [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		2,081
IFRS9 [member] | Amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		85
IFRS9 [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		9,092
IFRS9 [member] | Other measurement category [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		627
IFRS9 [member] | Fair value through profit or loss category three [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		333
IFRS9 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		9,177
Residential mortgages		115,258
Consumer instalment and other		61,944
Credit cards		8,071
Business and government		172,695
IFRS9 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		10,948
Business and government		2,372
Reclassification [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Total after-tax Accumulated Other Comprehensive Income		(55)
Total after-tax Retained Earnings		55
Reclassification [member] | Trading securities [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		(8,534)
Reclassification [member] | Fair value through profit or loss category one [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		8,534
Reclassification [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		(54,075)
Reclassification [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		51,909
Reclassification [member] | Fair value through profit or loss category two [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		2,081
Reclassification [member] | Amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		85
Reclassification [member] | Other measurement category [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		(333)
Reclassification [member] | Fair value through profit or loss category three [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		333
Reclassification [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government		(2,372)
Reclassification [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government		2,372
Remeasurement [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		(2)
Allowance for credit losses		154
Net amount of loans		154
Remaining financial assets		(6)
Allowance for credit losses on off-balancesheet exposures		76
Total pre-tax impact of IFRS 9 adoption		70
Total after-tax Retained Earnings		44
Total after-tax Shareholders' Equity		44
Remeasurement [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities		$ (2)